Disposal of Guazi (subsequently renamed to Che Hao Duo) and conversion of a convertible note issued by Guazi	12 Months Ended
Dec. 31, 2019
Guazi [Member]
Disposal of Guazi (subsequently renamed to Che Hao Duo) and conversion of a convertible note issued by Guazi
6.	Disposal of Guazi (subsequently renamed to Che Hao Duo) and conversion of a convertible note issued by Guazi

From 2015 to 2017, the Group acquired Ganji business through a number of acquisitions and Ganji became a wholly owned subsidiary of the Group since September 2017. As part of the acquired Ganji business, Guazi was engaged in the business of operating an online consumer to consumer (“C2C”) platform for trading used cars and providing relevant services. In 2017, Guazi was renamed to Che Hao Duo. On December 31, 2015, the Company transferred 54.4% ownership interests in Guazi to Mr. Haoyong Yang, ex-founder and ex-chief executive officer of Ganji (the “Guazi Purchaser") in return for cash proceeds of RMB324.7 million (US$50.0 million). The Company concurrently used the proceeds of RMB324.7 million (US$50.0 million) to invest in a RMB324.7 million (US$50.0 million) non-interest-bearing convertible note issued by Guazi ("Guazi Convertible Note"). The Guazi Convertible Note is convertible into preference shares of Guazi to be issued in Guazi’s subsequent round of financing at the same price paid by other investors. The Company retained 45.6% ownership interest in Guazi by purchasing 38.8 million series A convertible and redeemable preference shares of Guazi (the “Series A Guazi Shares”) at the par value of the shares.

The Company lost control over Guazi on December 31, 2015, and derecognized the assets and liabilities, including allocated goodwill attributable to Guazi, which amounted to RMB180.4 million. Subsequently, the investment in Series A Guazi Shares was accounted for under cost method, and measurement alternative after the Group adopted ASU 2016-01 since January 1, 2018, as the shares held by the Company were not considered in-substance common stock and the shares do not have readily determinable fair value. The Company also determined that the host contract of Series A Guazi Shares is equity in nature and there was no embedded derivative that needs to be separately accounted for in accordance with ASC 815-15-25-1.

In March 2016, the Company converted the entire amount of Guazi Convertible Note into 62.5 million Guazi Series B1 preference shares (“Series B1 Guazi Shares”) based on a conversion price of US$0.80 per share.

The Series B1 Guazi Shares was measured at fair value of RMB239.5 million on the date of conversion with the assistance of a third-party independent valuation specialist. The investment in Series B1 Guazi Shares was accounted for under cost method, and measurement alternative after the Group adopted ASU 2016-01 since January 1, 2018, as the shares invested by the Group were not considered as in-substance common stock and the shares did not have readily determinable fair value or quoted market price. In 2017, the Group sold certain number of Series A Guazi Shares and recognized the difference between the cash proceeds received and the carrying value of the Series A Guazi Shares disposed of as investment income amounted to RMB300.1 million.

In 2019, the Group sold a portion of Series A Guazi Shares to a third-party investor for a total price of RMB4,978.2 million (US$713.6 million) in cash. The Group recognized the difference between the cash consideration for and the carrying value of the Series A Guazi Shares disposed of as investment income amounting to RMB4,760.5 million. In addition, the Group identified an observable price change in the disposal of Series A Guazi Shares, which was considered an orderly transaction, for the identical equity securities (i.e. Series A Guazi Shares) and similar equity securities (i.e. the Series B1 Guazi Shares). In accordance with ASC 321-10-35-2, the remaining Series A Guazi Shares and Series B1 Guazi Shares held by the Group should be re-measured at fair value as of the date that the observable transaction occurred. The Group recognized RMB1,381.1 million unrealized gains as a result of re-measuring the fair value of the remaining Series A Guazi Shares and Series B1 Guazi Shares held by the Group for the year ended December 31, 2019. The Group determined the fair values of the Series A Guazi Shares and Series B1 Guazi Shares by using a market approach and equity allocation model, which was based on significant inputs not observable in the market, including risk-free rate, lack of marketability discount and expected volatility.

As of December 31, 2018 and 2019, the Group held 19.1% and 8.0% equity interests in Che Hao Duo on fully diluted basis, respectively.